ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Principal activities

Viomi Technology Co., Ltd (the “Company”) is a holding company incorporated under the Laws of the Cayman Islands in January 2015. The Company, through its consolidated subsidiaries and “VIEs” (collectively referred to as the “Group”) is primarily engaged in the operation of developing and selling Home water solution businesses products in the People’s Republic of China (the “PRC”).

As of June 30, 2026, details of the Company’s principal subsidiaries and VIEs were as follows:

	Place of incorporation	Date of incorporation	Percentage of beneficial ownership	Principal activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 05, 2015	100%	Investment holding
Codream HK	Hong Kong	August 20, 2019	100%	Investment holding
Yunmi Hulian	PRC	December 9, 2019	100%	Investment holding
Zhumeng Hulian	PRC	October 14, 2020	100%	Investment holding
Guangdong Lizi	PRC	July 26, 2018	100%	Home appliance development and sales
VIEs:
Guangdong Interconnect	PRC	December 7, 2020	100%	Internet information services
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business

(b)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries

The Company, through Lequan or Zhumeng Hulian, entered into a series of contractual arrangements, including: (1) exclusive consultation and service agreements; (2) exclusive purchase option agreements, (3) shareholder voting proxy agreements and (4) equity pledge agreements with Beijing Viomi, Guangdong Interconnect and their shareholders, respectively. These arrangements enable Lequan or Zhumeng Hulian through their PRC subsidiaries to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, through the exercise of the shareholders’ rights under the shareholder voting proxy agreement as the shareholders’ meetings of the VIEs appoint the board of directors of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs through the exclusive consultation and service agreement. Accordingly, Lequan or Zhumeng Hulian are considered the primary beneficiaries of the respective VIEs and have consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements.

In making the conclusion that Lequan or Zhumeng Hulian are the primary beneficiaries of the VIEs, the Company believes Lequan or Zhumeng Hulian’s rights under the terms of the option agreement provide them with a substantive kick-out right. As advised by the Company’s PRC legal counsel, the Company believes the terms of the option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the consideration which is the minimum amount permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for Lequan or Zhumeng Hulian to currently exercise their rights under the exclusive option agreement.

A simple majority vote of Lequan or Zhumeng Hulian’s board of directors is required to pass a resolution to exercise their rights under the option agreement. Lequan or Zhumeng Hulian’s rights under the option agreement give them the power to control the shareholders of Beijing Viomi and Guangdong Interconnect In addition, Lequan or Zhumeng Hulian’s rights under the shareholder voting proxy agreement also reinforce their abilities to direct the activities that most significantly impact the VIEs’ economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute consultation and service agreements and also ensures that consultation and service agreements will be executed and renewed indefinitely unless a written agreement is signed by all parties to terminate it or a mandatory termination is requested by PRC laws or regulations. Lequan and Zhumeng Hulian have the rights to receive substantially all of the economic benefits from the VIEs.

On March 20, 2026, the exclusive consultation and service agreements and equity pledge agreements between Lequan, Beijing Viomi and each of the shareholders of Beijing Viomi was subsequently amended and restated, and the terms were substantially similar to the exclusive consultation and service agreements described before. Other than the amendments described above, there have been no material changes to the contractual arrangements with the VIEs, the Company’s determination of the primary beneficiary of the VIEs, or the related risks since December 31, 2025.

The Company believes that the contractual arrangements among its subsidiaries, their VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit Lequan and Zhumeng Hulian’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could could take various regulatory or enforcement actions that could adversely affect the Company’s business and its ability to consolidate the VIEs.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

(b)	VIE Arrangements between the VIEs and the Company’s PRC subsidiaries (Continued)

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and its subsidiaries taken as a whole on an aggregated basis, which were included in the Group’s unaudited condensed consolidated financial statements. For purposes of this presentation, activity within and between the VIEs and their subsidiaries have been eliminated, but transactions with other entities within the Consolidated Group have been included without elimination.

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Cash and cash equivalents	334,198	890
Accounts receivable from third parties (net of allowance of nil as of December 31, 2025 and June 30, 2026)	-	35
Accounts receivable from related parties	-	61
Amounts due from Group companies	173,911	509,951
Inventories	68	-
Other assets	5,163	828
Total assets	513,340	511,765
Accounts and notes payable	26	26
Amounts due to Group companies	94	94
Accrued expenses and other liabilities	5,853	1,203
Other liabilities	1,305	4,618
Total liabilities	7,278	5,941

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Revenue from Group companies (1)	-	1,602
Revenue from a related party and third parties	-	18

Cost from a related party and third parties	(40)	(1,785)

Net loss	(400)	(237)

(1)	Inter-company revenues between VIEs and other subsidiaries

VIEs sell certain products and provide marketing services to other subsidiaries. For the six months ended June 30, 2025 and 2026, the inter-company sales recognized by VIEs to Primary beneficiaries of VIEs and their subsidiaries for the six months ended June 30, 2025 and 2026 are nil and RMB1,602, respectively.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)